Goodwill and Other Intangible Assets - Schedule of Finite-Lived Intangible Assets (Details) - OneMain Holdings, LLC [Member] - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2015
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	[1]	$ 634	$ 631
Accumulated amortization		(142)	(72)
Net other intangible assets		492	559
OneMain [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount				$ 555
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	[1]	223	223
Accumulated amortization		(58)	(24)
Net other intangible assets		165	199
Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	[1]	220	220
Accumulated amortization		0	0
Net other intangible assets		220	220
Intangible Assets Arising from Insurance Contracts Acquired in Business Combination [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	[1]	141	141
Accumulated amortization		(74)	(39)
Net other intangible assets		67	102
Licensing Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	[1]	37	37
Accumulated amortization		0	0
Net other intangible assets		37	37
Customer Lists [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	[1]	9	9
Accumulated amortization		(9)	(9)
Net other intangible assets		0	0
Internet Domain Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	[1]	1	1
Accumulated amortization		0	0
Net other intangible assets		1	$ 1
Order or Production Backlog [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	[1]	3
Accumulated amortization		(1)
Net other intangible assets		$ 2

[1]	In connection with the OneMain Acquisition, OMFH recorded $555 million of other intangible assets in November of 2015.